UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)	All Cap Value Fund

	Shares	Value

COMMON STOCKS† - 92.1%
Energy - 15.0%
Chevron Corp.	860	$78,475
ConocoPhillips	960	65,376
McDermott International, Inc.*,1	2,768	57,271
Williams Companies, Inc.	2,260	55,867
Halliburton Co.	969	39,564
Chesapeake Energy Corp.	1,259	32,620
Exxon Mobil Corp.	390	28,517
Global Industries Ltd.*	3,724	25,807
Southern Union Co.	903	21,735
Valero Energy Corp.	790	18,265
Plains Exploration & Production Co.*	500	16,070
Petrohawk Energy Corp.*	750	13,688
Gulfport Energy Corp.*	580	12,557
USEC, Inc.*	2,005	12,070
Goodrich Petroleum Corp.*	523	9,226

Total Energy		487,108

Financials - 14.9%
Berkshire Hathaway, Inc. — Class B*	770	61,685
Wells Fargo & Co.	1,872	58,013
AON Corp.	1,134	52,175
JPMorgan Chase & Co.	1,010	42,844
Bank of New York Mellon Corp.	1,330	40,166
U.S. Bancorp	1,440	38,837
BB&T Corp.	1,135	29,839
W.R. Berkley Corp.[1]	1,066	29,187
Hanover Insurance Group, Inc.	554	25,883
American Financial Group, Inc.	620	20,020
Reinsurance Group of America, Inc. — Class A	233	12,514
Associated Banc-Corp.	814	12,332
Fifth Street Finance Corp.	990	12,019
Old National Bancorp	713	8,478
Investors Real Estate Trust	900	8,073
Employers Holdings, Inc.	459	8,023
Alleghany Corp.*	23	7,047
First Marblehead Corp.*	2,819	6,117
First Horizon National Corp.*	499	5,877
Wilmington Trust Corp.	650	2,821

Total Financials		481,950

Industrials - 14.6%
Equifax, Inc.	2,965	105,553
United Technologies Corp.	830	65,338
Babcock & Wilcox Co.*	1,384	35,417
FedEx Corp.	317	29,484
Quanta Services, Inc.*	1,340	26,692
GeoEye, Inc.*	600	25,434
USG Corp.*	1,454	24,471
Parker Hannifin Corp.	252	21,748
Covanta Holding Corp.	1,100	18,909
Insituform Technologies, Inc. — Class A*	680	18,027
General Cable Corp.*	510	17,896
Administaff, Inc.	450	13,185
Saia, Inc.*	712	11,812
Orbital Sciences Corp.*	655	11,220
FTI Consulting, Inc.*	290	10,811
Navigant Consulting, Inc.*	1,105	10,166
Force Protection, Inc.*	1,611	8,877
URS Corp.*	183	7,615
Trex Company, Inc.*	279	6,685
ICF International, Inc.*	199	5,118
United Stationers, Inc.*	47	2,999

Total Industrials		477,457

Information Technology - 13.3%
Western Union Co.	4,690	87,093
Tyco Electronics Ltd.	2,152	76,180
Computer Sciences Corp.	1,443	71,573
Hewlett-Packard Co.	1,290	54,309
IXYS Corp.*	3,224	37,463
Synopsys, Inc.*	1,220	32,830
Power-One, Inc.*, 1	2,373	24,205
Maxwell Technologies, Inc.*	1,259	23,783
Symmetricom, Inc.*	1,825	12,939
Satyam Computer Services Ltd. ADR*	2,707	7,904
FEI Co.*	250	6,603

Total Information Technology		434,882

Consumer Discretionary - 10.7%
Lowe’s Companies, Inc.	3,759	94,276
Time Warner, Inc.	2,087	67,139
JC Penney Company, Inc.	1,451	46,882
Cabela’s, Inc.*	1,499	32,603
Best Buy Company, Inc.	800	27,432
Chico’s FAS, Inc.	1,200	14,436
Penn National Gaming, Inc.*	400	14,060
Maidenform Brands, Inc.*	537	12,764
Brown Shoe Company, Inc.	861	11,994
Leggett & Platt, Inc.[1]	367	8,353
Fortune Brands, Inc.	100	6,025
Scholastic Corp.	200	5,908
Jack in the Box, Inc.*	210	4,437
Fred’s, Inc. — Class A	200	2,752

Total Consumer Discretionary		349,061

Consumer Staples - 7.2%
Wal-Mart Stores, Inc.	1,200	64,716
CVS Caremark Corp.	1,308	45,479
Hormel Foods Corp.[1]	629	32,243
Bunge Ltd.	425	27,846
JM Smucker Co.	381	25,013
Ralcorp Holdings, Inc.*	240	15,602
Philip Morris International, Inc.	242	14,164
Del Monte Foods Co.	596	11,205

Total Consumer Staples		236,268

Health Care - 6.9%
Covidien plc	1,038	47,395
Aetna, Inc.	1,449	44,209
Hospira, Inc.*	619	34,473
Mednax, Inc.*	324	21,802
Forest Laboratories, Inc.*	630	20,147
Medco Health Solutions, Inc.*	244	14,950
RehabCare Group, Inc.*	500	11,850
Genzyme Corp.*	160	11,392
Merck & Company, Inc.	310	11,172
Hologic, Inc.*	399	7,509

Total Health Care		224,899

Schedule of Investments
December 31, 2010 (Unaudited)	All Cap Value Fund

	Shares	Value

COMMON STOCKS† - 92.1% (continued)
Utilities - 4.2%
Edison International	2,180	$84,147
NRG Energy, Inc.*	890	17,391
Allete, Inc.	273	10,172
Great Plains Energy, Inc.	497	9,637
Black Hills Corp.	290	8,700
American Water Works Company, Inc.	300	7,587

Total Utilities		137,634

Materials - 4.1%
Dow Chemical Co.	1,356	46,294
Bemis Company, Inc.	1,094	35,730
Louisiana-Pacific Corp.*	2,800	26,488
Sonoco Products Co.	521	17,542
HB Fuller Co.	210	4,309
Zoltek Companies, Inc.*	224	2,587

Total Materials		132,950

Telecommunication Services - 1.2%
Windstream Corp.	2,882	40,175

Total Common Stocks (Cost $2,551,121)		3,002,384

EXCHANGE TRADED FUNDS† - 3.8%
iShares Russell 1000 Value Index Fund	970	62,924
iShares S&P 500 Value Index Fund	1,040	61,974

Total Exchange Traded Funds (Cost $104,855)		124,898

Total Long Investments - 95.9% (Cost $2,655,976)		$3,127,282

	Contracts	Value

OPTIONS WRITTEN† - (0.1)%
Call Options on:
Power-One, Inc.
Expiring April 2011 with strike price of $13.00	3	(150)
Leggett & Platt, Inc.
Expiring March 2011 with strike price of $22.50	3	(330)
Mcdermott International, Inc.
Expiring January 2011 with strike price of $18.00	8	(2,040)

Total Call Options		(2,520)

Put Options on:
Brinker International, Inc.
Expiring January 2011 with strike price of $17.50	3	(30)
Plains Exploration & Production Co.
Expiring January 2011 with strike price of $30.00	3	(84)

Total Put Options		(114)

Total Options Written (Premiums received $2,131)		$(2,634)

Cash & Other Assets, Less Liabilities - 4.2%		135,332

Total Net Assets - 100.0%		$3,259,980

Schedule of Investments
December 31, 2010 (Unaudited)	All Cap Value Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written option contracts at December 31, 2010.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Alpha Opportunity Fund

	Shares	Value

COMMON STOCKS† - 89.1%
Industrials - 17.4%
Joy Global, Inc.[1,2]	4,500	$390,375
Trinity Industries, Inc.[1,2]	10,200	271,422
Lockheed Martin Corp.[1,2]	3,753	262,372
AO Smith Corp.[1,2]	4,200	159,936
Towers Watson & Co. — Class A1,2	2,200	114,532
Union Pacific Corp.	1,187	109,987
Watts Water Technologies, Inc. — Class A1,2	2,800	102,452
Kirby Corp.*	2,226	98,055
Con-way, Inc. [1,2]	2,442	89,304
GrafTech International Ltd.*	4,007	79,499
Alamo Group, Inc.	2,794	77,729
General Electric Co.[1,2]	4,200	76,818
Northrop Grumman Corp.[1,2]	1,100	71,258
Westport Innovations, Inc.*	3,347	61,986
Lindsay Corp.	742	44,097
3M Co.	485	41,856
Kubota Corp. ADR	613	29,118
Arkansas Best Corp.	1,039	28,489
RailAmerica, Inc.*	1,929	24,981
HUB Group, Inc. — Class A*	594	20,873
Seaboard Corp.	10	19,910
US Airways Group, Inc.*	1,974	19,760
Wabash National Corp.*	1,484	17,585
Titan Machinery, Inc.*	742	14,321
Ampco-Pittsburgh Corp.	470	13,184
MasTec, Inc.*	742	10,826
Guangshen Railway Company, Ltd. ADR	391	7,644
CNH Global N.V.	96	4,583

Total Industrials		2,262,952

Information Technology - 15.9%
Shanda Interactive Entertainment Ltd. ADR*,1,2	15,100	598,563
CA, Inc.[1,2]	14,000	342,161
Apple, Inc.*	485	156,442
International Business Machines Corp.	837	122,838
Avnet, Inc.*,1,2	3,100	102,393
Symantec Corp.*,1,2	5,900	98,766
Harmonic, Inc.*,1,2	11,000	94,270
Arrow Electronics, Inc.*,1,2	2,600	89,050
Baidu, Inc. ADR*	823	79,444
Trimble Navigation Ltd.*	1,781	71,115
Amkor Technology, Inc.*,1,2	9,200	67,988
QUALCOMM, Inc.	968	47,906
Xerox Corp.	3,710	42,739
Google, Inc. — Class A*	71	42,172
Omnivision Technologies, Inc.*	1,234	36,539
Marvell Technology Group Ltd.*	987	18,309
Novatel Wireless, Inc.*	1,273	12,157
Quantum Corp.*	2,141	7,965
Atmel Corp.*	594	7,318
Camelot Information Systems, Inc. ADR*	118	2,823
Silicon Image, Inc.*	297	2,183

Total Information Technology		2,043,141

Consumer Staples - 13.6%
Philip Morris International, Inc.[1,2]	9,800	573,593
Altria Group, Inc.[1,2]	16,700	411,154
Herbalife Ltd.[1,2]	2,500	170,925
Tyson Foods, Inc. — Class A	9,498	163,556
Wal-Mart Stores, Inc.[1,2]	2,200	118,646
Archer-Daniels-Midland Co.	3,939	118,485
Andersons, Inc.	2,928	106,433
Safeway, Inc.[1,2]	3,900	87,711
Cal-Maine Foods, Inc.	445	14,053
Vina Concha y Toro S.A. ADR	251	12,048

Total Consumer Staples		1,776,604

Health Care - 11.4%
Johnson & Johnson[1,2]	5,000	309,250
Viropharma, Inc.*,1,2	9,900	171,468
Life Technologies Corp.*,1,2	2,800	155,400
Forest Laboratories, Inc.*,1,2	3,400	108,732
Lincare Holdings, Inc.[1,2]	3,800	101,954
Amgen, Inc.*,1,2	1,800	98,820
Baxter International, Inc.[1,2]	1,800	91,116
Owens & Minor, Inc.[1,2]	2,700	79,461
Kindred Healthcare, Inc.*,1,2	3,900	71,643
UnitedHealth Group, Inc.	1,971	71,173
Charles River Laboratories International, Inc.*,1,2	2,000	71,080
WellCare Health Plans, Inc.*,1,2	2,300	69,506
athenahealth, Inc.*	1,187	48,643
CIGNA Corp.	591	21,666

Total Health Care		1,469,912

Consumer Discretionary - 10.7%
Family Dollar Stores, Inc.[1,2]	3,700	183,927
TJX Companies, Inc.[1,2]	3,600	159,803
Limited Brands, Inc.[1,2]	5,100	156,723
Walt Disney Co.[1,2]	4,024	150,940
The Gap, Inc.[1,2]	6,000	132,840
Ross Stores, Inc.[1,2]	2,100	132,825
Nordstrom, Inc.	2,968	125,784
RadioShack Corp.[1,2]	5,100	94,299
Jack in the Box, Inc.*,1,2	4,000	84,520
Phillips-Van Heusen Corp.[1,2]	800	50,408
Ford Motor Co.*	2,523	42,361
CarMax, Inc.*	891	28,405
Tupperware Brands Corp.	322	15,350
Perfumania Holdings, Inc.*	991	8,919
Expedia, Inc.	323	8,104
Mecox Lane, Ltd. ADR*	370	2,742
Navarre Corp.*	548	1,162

Total Consumer Discretionary		1,379,112

Materials - 7.5%
Newmont Mining Co.	3,484	214,022
Stillwater Mining Co.*	6,911	147,550
FMC Corp.	1,039	83,006
Titanium Metals Corp.*	4,664	80,127
OM Group, Inc.*	1,998	76,943
Syngenta AG ADR	1,197	70,360
RTI International Metals, Inc.*	2,458	66,317
Rockwood Holdings, Inc.*	1,632	63,844
AMCOL International Corp.	1,861	57,691
Harry Winston Diamond Corp.*	4,182	48,929
Globe Specialty Metals, Inc.	1,929	32,967
Commercial Metals Co.	1,929	32,002

Schedule of Investments
December 31, 2010 (Unaudited)	Alpha Opportunity Fund

	Shares	Value

COMMON STOCKS† - 89.1% (continued)
Materials - 7.5% (continued)
Vale S.A. — Class B ADR	774	$26,757
Valhi, Inc.	165	3,648

Total Materials		1,004,163

Energy - 5.1%
Anadarko Petroleum Corp.[1,2]	2,755	209,821
Sunoco, Inc.	2,671	107,668
ConocoPhillips[1,2]	1,500	102,150
Cameron International Corp.*	1,336	67,775
Denbury Resources, Inc.*	3,443	65,727
Continental Resources, Inc.*	1,039	61,145
Venoco, Inc.*	1,813	33,450
RPC, Inc.	1,039	18,827
Gastar Exploration Ltd.*	1,204	5,177

Total Energy		671,740

Financials - 3.8%
Endurance Specialty Holdings Ltd.[1,2]	3,000	138,210
Simon Property Group, Inc.	1,187	118,095
Amtrust Financial Services, Inc.[1,2]	6,000	105,000
Goldman Sachs Group, Inc.	445	74,831
Genworth Financial, Inc. — Class A*,1,2	4,000	52,560

Total Financials		488,696

Telecommunication Services - 2.4%
AT&T, Inc.[1,2]	10,600	311,428

Utilities - 1.3%
Constellation Energy Group, Inc.[1,2]	5,100	156,213
Huaneng Power International, Inc. ADR	609	13,020

Total Utilities		169,233

Total Common Stocks (Cost $11,415,466)		11,576,981

EXCHANGE TRADED FUNDS† - 1.8%
iShares Dow Jones Transportation Average Index Fund	891	82,257
iShares S&P Global Materials Sector Index Fund	991	72,591
Guggenheim Timber ETF	2,375	48,996
iShares S&P Global Timber & Forestry Index Fund	297	13,365
WisdomTree Middle East Dividend Fund	588	10,020

Total Exchange Traded Funds (Cost $225,056)		227,229

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† - 7.7%
Freddie Mac [1]
0.18% due 06/28/11	$1,000,000	$999,218

Total Federal Agency Discount Note (Cost $999,115)		999,218

REPURCHASE AGREEMENT††,3 - 17.6%
State Street issued 12/31/10 at 0.01% due 01/03/11	2,287,799	2,287,799

Total Repurchase Agreement (Cost $2,287,799)		2,287,799

Total Long Investments - 116.2% (Cost $14,927,436)		$15,091,227

	Shares	Value

COMMON STOCK SOLD SHORT† - (57.0)%
Consumer Staples — (0.7)%
Hansen Natural Corp.*,†††,4	3,250	(96,233)

Telecommunication Services — (1.5)%
Clearwire Corp. — Class A*,†††,4	2,530	(28,665)
Global Crossing Ltd.*,†††,4	1,800	(28,746)
Leap Wireless International, Inc.*,†††,4	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,4	2,400	(69,096)

Total Telecommunication Services		(191,607)

Utilities — (1.9)%
Korea Electric Power Corp. ADR†††,4	18,310	(247,734)

Energy — (2.6)%
Aquila Resources Ltd.*,†††,4	2,750	(21,907)
Arrow Energy Ltd.*,†††,4	8,900	(22,965)
Modec, Inc.†††,4	900	(23,195)
Sevan Marine ASA*,†††,4	5,900	(30,951)
Trican Well Service Ltd.†††,4	2,000	(34,043)
Queensland Gas Company Ltd.*,†††,4	12,800	(49,787)
Riversdale Mining Ltd.*,†††,4	6,700	(50,985)
BPZ Resources, Inc.*,†††,4	5,700	(107,160)

Total Energy		(340,993)

Materials — (3.1)%
China National Building Material Company Ltd. — Class H†††,4	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H†††,4	4,500	(20,259)
Fushan International Energy Group Ltd.†††,4	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,4	8,600	(35,368)
Ivanhoe Mines Ltd.*,†††,4	4,440	(37,030)
Western Areas NL†††,4	6,200	(44,456)
Zoltek Companies, Inc.*,†††,4	2,700	(49,221)
Silver Wheaton Corp.*,†††,4	6,100	(64,045)
Agnico-Eagle Mines Ltd.†††,4,5	1,800	(119,001)

Total Materials		(413,017)

Schedule of Investments
December 31, 2010 (Unaudited)	Alpha Opportunity Fund

	Shares	Value

COMMON STOCK SOLD SHORT† - (57.0)% (continued)
Information Technology — (6.2)%
VeriSign, Inc.†††,4	1,200	$(30,756)
Access Company Ltd.†††,4	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,4	1,260	(33,037)
Electronic Arts, Inc.*,†††,4	900	(36,720)
Riverbed Technology, Inc.*,†††,4	3,280	(43,624)
Red Hat, Inc.*,†††,4	2,610	(46,589)
Baidu, Inc. ADR*,†††, 4	200	(53,726)
Intermec, Inc.*,†††,4	2,740	(54,307)
Rambus, Inc.*,†††,4	3,600	(55,224)
VMware, Inc. — Class A*,†††,4	2,400	(68,592)
Imperial Energy Corp. plc*,†††,4	3,900	(77,681)
Equinix, Inc.*,†††,4	1,000	(79,940)
SAVVIS, Inc.*,†††,4	5,700	(84,018)
Cree, Inc.*,†††,4	4,000	(109,840)

Total Information Technology		(806,809)

Industrials — (7.9)%
China Merchants Holdings International Company Ltd.†††,4	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,4	15,000	(15,536)
China National Materials Company Ltd.†††,4	34,400	(17,537)
Japan Steel Works Ltd.†††,4	1,500	(20,809)
Ausenco Ltd.†††,4	2,100	(22,659)
Toyo Tanso Company Ltd.†††,4	500	(27,007)
Ryanair Holdings plc†††,4	9,600	(35,971)
Meyer Burger Technology AG*,†††,4	200	(49,879)
USG Corp.*,†††,4	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,4	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.†††,4	44,400	(461,804)

Total Industrials		(992,676)

Financials — (9.5)%
First Horizon National Corp.*	116	(1,366)
Regions Financial Corp.	232	(1,624)
St. Joe Co.*	116	(2,535)
Brandywine Realty Trust	591	(6,885)
People’s United Financial, Inc.	581	(8,140)
Valley National Bancorp	581	(8,308)
BancorpSouth, Inc.	581	(9,267)
Washington Federal, Inc.	581	(9,830)
Bank of America Corp.	930	(12,406)
C C Land Holdings Ltd.†††,4	50,000	(13,945)
Franshion Properties China Ltd.†††,4	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.†††,4	17,700	(24,682)
Aozora Bank Ltd.†††,4	16,300	(26,250)
Monex Group, Inc.†††,4	78	(27,384)
Mizuho Financial Group, Inc.†††,4	11,000	(45,461)
Aeon Mall Company Ltd.†††,4	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,4	2,390	(102,771)
Erste Group Bank AG†††,4	5,200	(319,535)
Wells Fargo & Co.†††,4	12,384	(539,690)

Total Financials		(1,234,276)

Health Care — (10.3)%
Sepracor, Inc.*,†††,4	1,400	(24,500)
Exelixis, Inc.*,†††,4	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,4	2,420	(48,013)
Zeltia S.A.†††,4	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,4	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,4	1,540	(56,703)
XenoPort, Inc.*,†††,4	1,376	(63,062)
Luminex Corp.*,†††,4	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,4	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,4	2,600	(71,942)
Align Technology, Inc.*,†††,4	6,100	(74,420)
Intercell AG*,†††,4	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,4	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,4	3,050	(78,324)
Sequenom, Inc.*,†††,4	3,810	(78,524)
Cepheid, Inc.*,†††,4	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,4	1,900	(82,954)
Basilea Pharmaceutica*,†††,4	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,4	2,900	(85,289)
athenahealth, Inc.*,†††,4	2,500	(89,625)

Total Health Care		(1,340,347)

Consumer Discretionary — (13.4)%
Tokyo Broadcasting System Holdings, Inc.†††,4	1,300	(21,836)
Genting Singapore plc*,†††,4	124,900	(41,123)
bwin Interactive Entertainment AG†††,4	1,600	(45,582)
PartyGaming plc*,†††,4	15,200	(57,210)
Focus Media Holding Ltd. ADR*,†††,4	2,130	(63,900)
Sky Deutschland AG*,†††,4	4,000	(65,668)
Marui Group Company Ltd.†††,4	29,100	(219,528)
Pool Corp.†††,4	11,639	(288,065)
Electrolux AB†††,4	30,100	(395,761)
Volkswagen AG†††,4	1,300	(539,374)

Total Consumer Discretionary		(1,738,047)

Total Common Stock Sold Short (Proceeds $7,223,909)		(7,401,739)

Cash & Other Assets, Less Liabilities - 40.8%		5,291,251

Total Net Assets - 100.0%		$12,980,739

INVESTMENT CONCENTRATION
At December 31, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	80.7%	$10,482,119
Cayman Islands	5.7	734,048
Bermuda	0.9	113,828
Brazil	0.2	26,757
Chile	0.1	12,048
Netherlands	0.0	4,583

Schedule of Investments
December 31, 2010 (Unaudited)	Alpha Opportunity Fund
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

Virgin Islands (UK)	0.0%	$2,823
Norway	(0.2)	(30,951)
Ireland	(0.3)	(35,971)
Isle Of Man	(0.3)	(41,123)
Spain	(0.4)	(54,559)
Hong Kong	(0.4)	(56,878)
Gibraltar	(0.4)	(57,210)
Switzerland	(0.5)	(62,883)
United Kingdom	(0.6)	(77,681)
Canada	(1.1)	(138,027)
China	(1.9)	(241,128)
Republic of Korea	(1.9)	(247,734)
Australia	(1.9)	(248,127)
Sweden	(3.0)	(395,761)
Austria	(3.4)	(439,957)
Portugal	(3.6)	(461,804)
Japan	(3.8)	(491,882)
Germany	(4.7)	(605,042)

Total Investments	59.2%	$7,689,488

		Unrealized
	Contracts	Gain

FUTURE CONTRACTS PURCHASED†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,884,300)	62	$52,747

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

1	All or a portion of this security is pledged as short security collateral at December 31, 2010.

2	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $7,816,653 (cost $7,627,578), or 60.2% of total net assets. The security was deemed liquid at the time of purchase.

3	Repurchase Agreement — See Note 4.

4	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,166,691), or (56.56%) of total net assets. These securities are also illiquid.

5	Security was acquired through a private placement.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Global Fund

	Shares	Value

COMMON STOCKS† - 97.9%
Information Technology - 19.3%
Apple, Inc.*	12,523	$4,039,418
Mastercard, Inc. — Class A	15,418	3,455,327
Hitachi Ltd.	636,000	3,390,433
Wistron Corp.	1,287,140	2,622,671
Software AG	15,588	2,288,337
Xerox Corp.	182,100	2,097,792
LDK Solar Company, Ltd. ADR*	47,100	476,652
CoreLogic, Inc.	23,800	440,776

Total Information Technology		18,811,406

Consumer Discretionary - 15.7%
Rent-A-Center, Inc. — Class A	102,000	3,292,560
Valeo S.A.	49,043	2,784,426
Time Warner Cable, Inc. — Class A	38,637	2,551,201
Kingfisher plc	499,279	2,056,291
Kabel Deutschland Holding AG*	39,598	1,846,354
Cie Financiere Richemont S.A.	16,434	967,534
ProSiebenSat.1 Media AG	20,128	605,495
Tractor Supply Co.	12,400	601,276
Volkswagen AG	4,097	580,082

Total Consumer Discretionary		15,285,219

Financials - 14.8%
Julius Baer Group Ltd.	56,462	2,647,223
JPMorgan Chase & Co.	60,850	2,581,257
BNP Paribas	38,059	2,422,607
Sony Financial Holdings, Inc.	529	2,139,446
RenaissanceRe Holdings Ltd.	11,500	732,435
Everest Re Group Ltd.	8,399	712,403
PNC Financial Services Group, Inc.	11,600	704,352
Reinsurance Group of America, Inc. — Class A	12,700	682,117
PartnerRe Ltd.	8,300	666,905
Validus Holdings Ltd.	19,100	584,651
Allied World Assurance Company Holdings, Ltd.	8,000	475,520

Total Financials		14,348,916

Health Care - 12.2%
Express Scripts, Inc. — Class A*	70,212	3,794,959
Fresenius SE	20,281	1,737,287
Miraca Holdings, Inc.	18,800	756,861
Endo Pharmaceuticals Holdings, Inc.*	19,198	685,561
Smith & Nephew plc	64,344	678,810
Humana, Inc.*	12,200	667,828
Cephalon, Inc.*	10,700	660,404
CR Bard, Inc.	7,100	651,567
Impax Laboratories, Inc.*	28,600	575,146
AstraZeneca plc	12,031	548,220
Merck KGaA	5,988	479,152
Dainippon Sumitomo Pharma Company Ltd.	50,700	460,654

Total Health Care		11,696,449

Energy - 10.7%
CNOOC Ltd.	944,087	2,239,758
Forest Oil Corp.*	55,973	2,125,295
Royal Dutch Shell plc — Class A	61,767	2,059,863
Nexen, Inc.	83,500	1,908,380
Holly Corp.	18,500	754,245
World Fuel Services Corp.	17,000	614,720
Sunoco, Inc.	14,200	572,402

Total Energy		10,274,663

Industrials - 9.3%
Marubeni Corp.	324,000	2,277,673
Neptune Orient Lines Ltd.	1,143,851	1,943,869
Yangzijiang Shipbuilding Holdings Ltd.	941,000	1,401,084
Deutsche Lufthansa AG	37,518	820,385
Alaska Air Group, Inc.*	11,600	657,604
United Continental Holdings, Inc.*	25,400	605,028
Eva Airways Corp.*	404,000	509,989
Navistar International Corp.*	8,066	467,102
US Airways Group, Inc.*	46,400	464,464

Total Industrials		9,147,198

Materials - 6.6%
Exxaro Resources Ltd.	93,456	1,920,747
Osisko Mining Corp.*,1	123,200	1,793,168
Mongolian Mining Corp.*	1,162,500	1,356,527
Gold Fields Ltd.	40,078	729,142
Newmont Mining Co.	10,300	632,729

Total Materials		6,432,313

Telecommunication Services - 4.1%
MetroPCS Communications, Inc.*	163,900	2,070,057
Vodafone Group plc	558,108	1,443,900
Advanced Info Service PCL	178,400	504,710

Total Telecommunication Services		4,018,667

Consumer Staples - 3.1%
Imperial Tobacco Group plc	44,845	1,379,792
Archer-Daniels-Midland Co.	19,300	580,544
Toyo Suisan Kaisha Ltd.	26,000	578,418
Empire Company Ltd. — Class A	9,426	527,425

Total Consumer Staples		3,066,179

Utilities - 2.1%
Kansai Electric Power Company, Inc.	28,400	700,691
Tohoku Electric Power Company, Inc.	31,200	695,254
NextEra Energy, Inc.	13,300	691,467

Total Utilities		2,087,412

Total Common Stocks (Cost $80,978,997)		95,168,422

SHORT TERM INVESTMENT†† - 4.7%
State Street General Account U.S. Government Fund	4,519,633	4,519,633

Total Short Term Investment (Cost $4,519,633)		4,519,633

Total Investments - 102.6% (Cost $85,498,630)		$99,688,055
Liabilities, Less Cash & Other Assets — (2.6)%		(2,559,828)

Total Net Assets - 100.0%		$97,128,227

INVESTMENT CONCENTRATION
At December 31, 2010, the investment diversification of the Fund was as follows:

Schedule of Investments
December 31, 2010 (Unaudited)	Global Fund
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

United States	43.5%	$42,236,831
Japan	11.3	10,999,430
Germany	8.6	8,357,092
United Kingdom	6.3	6,107,013
France	5.4	5,207,033
Canada	4.4	4,228,973
Switzerland	4.2	4,090,277
Singapore	3.4	3,344,953
Taiwan, Province of China	3.2	3,132,660
Bermuda	2.8	2,696,394
South Africa	2.7	2,649,889
Hong Kong	2.3	2,239,758
Netherlands	2.1	2,059,863
Cayman Islands	1.9	1,833,179
Thailand	0.5	504,710

Total Investments	102.6%	$99,688,055

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Security is a PFIC (Passive Foreign Investment Company).

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Global Institutional Fund

	Shares	Value

COMMON STOCKS† - 99.0%
Information Technology - 19.5%
Apple, Inc.*	552	$178,052
Mastercard, Inc. — Class A	678	151,947
Hitachi Ltd.	26,800	142,867
Wistron Corp.	57,119	116,385
Software AG	685	100,559
Xerox Corp.	8,000	92,160
LDK Solar Company, Ltd. ADR*	2,000	20,240
CoreLogic, Inc.	1,000	18,520

Total Information Technology		820,730

Consumer Discretionary - 15.9%
Rent-A-Center, Inc. — Class A	4,360	140,741
Valeo S.A.	2,136	121,272
Time Warner Cable, Inc. — Class A	1,693	111,789
Kingfisher plc	21,940	90,361
Kabel Deutschland Holding AG*	1,736	80,945
Cie Financiere Richemont S.A.	704	41,447
ProSiebenSat.1 Media AG	873	26,262
Volkswagen AG	180	25,486
Tractor Supply Co.	520	25,215

Total Consumer Discretionary		663,518

Financials - 14.7%
Julius Baer Group Ltd.	2,476	116,088
JPMorgan Chase & Co.	2,650	112,413
BNP Paribas	1,662	105,793
Sony Financial Holdings, Inc.	23	93,019
RenaissanceRe Holdings Ltd.	500	31,845
Everest Re Group Ltd.	361	30,620
PNC Financial Services Group, Inc.	500	30,360
PartnerRe Ltd.	350	28,123
Reinsurance Group of America, Inc. — Class A	500	26,855
Validus Holdings Ltd.	800	24,488
Allied World Assurance Company Holdings, Ltd.	300	17,832

Total Financials		617,436

Health Care - 12.2%
Express Scripts, Inc. — Class A*	3,057	165,231
Fresenius SE	876	75,039
Miraca Holdings, Inc.	800	32,207
Smith & Nephew plc	2,769	29,212
Cephalon, Inc.*	465	28,700
Endo Pharmaceuticals Holdings, Inc.*	779	27,818
CR Bard, Inc.	300	27,531
Humana, Inc.*	500	27,370
AstraZeneca plc	538	24,515
Impax Laboratories, Inc.*	1,200	24,132
Merck KGaA	258	20,645
Dainippon Sumitomo Pharma Company Ltd.	2,200	19,989

Total Health Care		502,389

Energy - 10.9%
CNOOC Ltd.	41,601	98,694
Forest Oil Corp.*	2,541	96,482
Royal Dutch Shell plc — Class A	2,738	91,309
Nexen, Inc.	3,700	84,562
Holly Corp.	800	32,616
World Fuel Services Corp.	690	24,950
Sunoco, Inc.	600	24,186

Total Energy		452,799

Industrials - 9.6%
Marubeni Corp.	14,000	98,418
Neptune Orient Lines Ltd.	49,647	84,371
Yangzijiang Shipbuilding Holdings Ltd.	41,000	61,046
Deutsche Lufthansa AG	1,644	35,948
Alaska Air Group, Inc.*	500	28,345
United Continental Holdings, Inc.*	1,100	26,202
Eva Airways Corp.*	17,000	21,460
Navistar International Corp.*	347	20,095
US Airways Group, Inc.*	2,000	20,020

Total Industrials		395,905

Materials - 6.7%
Exxaro Resources Ltd.	4,123	84,738
Osisko Mining Corp.*,1	5,400	78,597
Mongolian Mining Corp.*	50,500	58,929
Gold Fields Ltd.	1,725	31,383
Newmont Mining Co.	400	24,572

Total Materials		278,219

Telecommunication Services - 4.2%
MetroPCS Communications, Inc.*	7,200	90,936
Vodafone Group plc	23,922	61,889
Advanced Info Service PCL	7,700	21,784

Total Telecommunication Services		174,609

Consumer Staples - 3.1%
Imperial Tobacco Group plc	1,951	60,028
Archer-Daniels-Midland Co.	840	25,267
Empire Company Ltd. — Class A	420	23,501
Toyo Suisan Kaisha Ltd.	1,000	22,247

Total Consumer Staples		131,043

Utilities - 2.2%
NextEra Energy, Inc.	600	31,194
Tohoku Electric Power Company, Inc.	1,386	30,885
Kansai Electric Power Company, Inc.	1,200	29,607

Total Utilities		91,686

Total Common Stocks (Cost $3,495,709)		4,128,334

SHORT TERM INVESTMENT†† - 3.8%
State Street General Account U.S. Government Fund	156,475	156,475

Total Short Term Investment (Cost $156,475)		156,475

Total Investments - 102.8% (Cost $3,652,184)		$4,284,809
Liabilities, Less Cash & Other Assets — (2.8)%		(114,861)

Total Net Assets - 100.0%		$4,169,948

INVESTMENT CONCENTRATION
At December 31, 2010, the investment diversification of the Fund was as follows:

Schedule of Investments
December 31, 2010 (Unaudited)	Global Institutional Fund
INVESTMENT CONCENTRATION (continued)

	% of Net
Country	Assets	Value

United States	42.9%	$1,790,174
Japan	11.2	469,239
Germany	8.8	364,884
United Kingdom	6.4	266,005
France	5.4	227,065
Canada	4.5	186,660
Switzerland	4.2	175,367
Singapore	3.5	145,417
Taiwan, Province of China	3.3	137,845
South Africa	2.8	116,121
Bermuda	2.8	115,076
Hong Kong	2.4	98,694
Netherlands	2.2	91,309
Cayman Islands	1.9	79,169
Thailand	0.5	21,784

Total Investments	102.8%	$4,284,809

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Security is a PFIC (Passive Foreign Investment Company).

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Concentrated Growth Fund

	Shares	Value

COMMON STOCKS† - 98.1%
Information Technology - 26.8%
Apple, Inc.*	6,270	$2,022,451
Google, Inc. — Class A*	3,295	1,957,131
EMC Corp.*	74,460	1,705,134
Xerox Corp.	142,880	1,645,978
Cognizant Technology Solutions Corp. — Class A*	19,450	1,425,491
Autodesk, Inc.*	32,640	1,246,848
Microsoft Corp.	42,900	1,197,768

Total Information Technology		11,200,801

Industrials - 19.2%
CSX Corp.	23,550	1,521,566
Deere & Co.	17,040	1,415,172
Parker Hannifin Corp.	15,250	1,316,074
3M Co.	14,960	1,291,048
Eaton Corp.	12,550	1,273,951
Precision Castparts Corp.	8,820	1,227,832

Total Industrials		8,045,643

Consumer Discretionary - 18.2%
Johnson Controls, Inc.	35,260	1,346,932
Macy’s, Inc.	51,310	1,298,143
Omnicom Group, Inc.	28,330	1,297,514
Marriott International, Inc. — Class A	30,770	1,278,186
Walt Disney Co.	33,270	1,247,958
McDonald’s Corp.	15,370	1,179,801

Total Consumer Discretionary		7,648,534

Energy - 10.4%
Halliburton Co.	36,590	1,493,970
Peabody Energy Corp.	23,240	1,486,895
Occidental Petroleum Corp.	14,080	1,381,248

Total Energy		4,362,113

Materials - 6.3%
Dow Chemical Co.	40,295	1,375,671
Air Products & Chemicals, Inc.	13,970	1,270,572

Total Materials		2,646,243

Financials - 6.3%
U.S. Bancorp	50,260	1,355,512
Goldman Sachs Group, Inc.	7,620	1,281,379

Total Financials		2,636,891

Health Care - 5.6%
Warner Chilcott plc — Class A	53,180	1,199,741
Covidien plc	25,040	1,143,326

Total Health Care		2,343,067

Consumer Staples - 5.3%
Bunge Ltd.	17,190	1,126,288
PepsiCo, Inc.	16,720	1,092,318

Total Consumer Staples		2,218,606

Total Common Stocks (Cost $35,979,731)		41,101,898

Total Investments - 98.1% (Cost $35,979,731)		$41,101,898
Cash & Other Assets, Less Liabilities - 1.9%		817,392

Total Net Assets - 100.0%		$41,919,290

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Concentrated Growth Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Core Fund

	Shares	Value

COMMON STOCKS† - 95.7%
Information Technology - 20.3%
Apple, Inc.*	16,085	$5,188,377
Google, Inc. — Class A*	8,475	5,033,896
EMC Corp.*	189,740	4,345,046
Xerox Corp.	363,110	4,183,027
Cognizant Technology Solutions Corp. — Class A*	50,230	3,681,357
Western Union Co.	182,200	3,383,454
Autodesk, Inc.*	84,570	3,230,574
Microsoft Corp.	114,850	3,206,612
Tyco Electronics Ltd.	75,400	2,669,160
Hewlett-Packard Co.	50,716	2,135,144
Computer Sciences Corp.	42,000	2,083,200
Synopsys, Inc.*	47,900	1,288,989
Visa, Inc. — Class A	12,100	851,598

Total Information Technology		41,280,434

Industrials - 15.8%
Parker Hannifin Corp.	50,590	4,365,917
CSX Corp.	62,490	4,037,479
Deere & Co.	45,520	3,780,436
Equifax, Inc.	100,700	3,584,920
3M Co.	39,900	3,443,370
Eaton Corp.	32,700	3,319,377
Precision Castparts Corp.	22,460	3,126,657
United Technologies Corp.	33,600	2,644,992
Babcock & Wilcox Co.*	63,300	1,619,847
FedEx Corp.	12,900	1,199,829
USG Corp.*	66,400	1,117,512

Total Industrials		32,240,336

Consumer Discretionary - 13.9%
Johnson Controls, Inc.	96,430	3,683,626
Omnicom Group, Inc.	74,560	3,414,848
Macy’s, Inc.	134,630	3,406,139
Marriott International, Inc. — Class A	79,200	3,289,968
Walt Disney Co.	87,690	3,289,252
Lowe’s Companies, Inc.	123,300	3,092,364
McDonald’s Corp.	37,460	2,875,430
Time Warner, Inc.	70,066	2,254,023
JC Penney Company, Inc.	62,900	2,032,299
Best Buy Company, Inc.	25,400	870,966

Total Consumer Discretionary		28,208,915

Energy - 12.5%
Halliburton Co.	134,070	5,474,078
Peabody Energy Corp.	62,850	4,021,143
Occidental Petroleum Corp.	37,940	3,721,914
Chevron Corp.	32,240	2,941,900
McDermott International, Inc.*	126,600	2,619,354
Williams Companies, Inc.	93,900	2,321,208
Chesapeake Energy Corp.	64,400	1,668,604
Exxon Mobil Corp.	22,600	1,652,512
ConocoPhillips	14,400	980,640

Total Energy		25,401,353

Financials - 10.4%
U.S. Bancorp	217,106	5,855,350
Goldman Sachs Group, Inc.	19,480	3,275,757
Wells Fargo & Co.	89,778	2,782,220
AON Corp.	58,700	2,700,787
Berkshire Hathaway, Inc. — Class A*	16	1,927,200
JPMorgan Chase & Co.	41,770	1,771,883
Bank of New York Mellon Corp.	56,100	1,694,220
BB&T Corp.	39,112	1,028,254
First Marblehead Corp.*	97,760	212,139

Total Financials		21,247,810

Health Care - 7.5%
Covidien plc	102,340	4,672,844
Warner Chilcott plc — Class A	137,360	3,098,842
Hospira, Inc.*	44,100	2,455,929
Aetna, Inc.	68,300	2,083,833
Forest Laboratories, Inc.*	33,800	1,080,924
Medco Health Solutions, Inc.*	14,800	906,796
Merck & Company, Inc.	17,762	640,142
Genzyme Corp.*	4,300	306,160

Total Health Care		15,245,470

Consumer Staples - 7.4%
Bunge Ltd.	61,250	4,013,100
PepsiCo, Inc.	42,540	2,779,138
Wal-Mart Stores, Inc.	43,600	2,351,348
Costco Wholesale Corp.	31,400	2,267,394
CVS Caremark Corp.	57,600	2,002,752
Altria Group, Inc.	34,500	849,390
Philip Morris International, Inc.	12,100	708,213

Total Consumer Staples		14,971,335

Materials - 5.1%
Dow Chemical Co.	166,220	5,674,751
Air Products & Chemicals, Inc.	38,280	3,481,566
Bemis Company, Inc.	40,400	1,319,464

Total Materials		10,475,781

Utilities - 2.1%
Edison International	90,700	3,501,020
NRG Energy, Inc.*	41,500	810,910

Total Utilities		4,311,930

Telecommunication Services - 0.7%
Windstream Corp.	98,400	1,371,696

Total Common Stocks (Cost $171,112,635)		194,755,060

EXCHANGE TRADED FUNDS† - 1.4%
iShares Russell 1000 Value Index Fund	23,600	1,530,932
iShares S&P 500 Value Index Fund	23,800	1,418,242

Total Exchange Traded Funds (Cost $2,773,362)		2,949,174

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Core Fund

	Face
	Amount	Value

REPURCHASE AGREEMENT††,4 - 3.2%
UMB Financial Corp. issued 12/31/10 at 0.09% due 01/03/11	$6,445,000	$6,445,000

Total Repurchase Agreement (Cost $6,445,000)		6,445,000

Total Investments - 100.3% (Cost $180,330,997)		$204,149,234
Liabilities, Less Cash & Other Assets — (0.3)%		(637,038)

Total Net Assets - 100.0%		$203,512,196

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Repurchase Agreement — See Note 4.

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Mid Cap Value Fund

	Shares	Value

COMMON STOCKS† - 92.8%
Industrials - 18.2%
GeoEye, Inc.*	844,500	$35,798,355
Covanta Holding Corp.	1,623,940	27,915,529
Insituform Technologies, Inc. — Class A*	794,000	21,048,941
Quanta Services, Inc.*	1,032,600	20,569,392
General Cable Corp.*	565,900	19,857,431
Administaff, Inc.	612,097	17,934,442
Orbital Sciences Corp.*	986,080	16,891,550
Navigant Consulting, Inc.*	1,721,030	15,833,476
FTI Consulting, Inc.*	385,000	14,352,800
URS Corp.*	338,300	14,076,663
Babcock & Wilcox Co.*	460,650	11,788,034
Force Protection, Inc.*	2,043,525	11,259,823
ICF International, Inc.*	426,700	10,974,724
Saia, Inc.*	551,770	9,153,864
Trex Company, Inc.*	379,900	9,102,404
United Stationers, Inc.*	80,129	5,113,031
UQM Technologies, Inc.*	307,788	704,835
Thermoenergy Corp.*,1	2,701,839	702,478

Total Industrials		263,077,772

Financials - 13.6%
Hanover Insurance Group, Inc.	639,800	29,891,457
W.R. Berkley Corp.	938,010	25,682,714
American Financial Group, Inc.[2]	629,400	20,323,326
Alleghany Corp.*	60,020	18,388,327
Reinsurance Group of America, Inc. — Class A	320,198	17,197,835
Associated Banc-Corp.	1,067,807	16,177,275
Fifth Street Finance Corp.	1,231,932	14,955,654
Old National Bancorp	1,015,822	12,078,124
Lexington Realty Trust	1,207,800	9,602,010
Employers Holdings, Inc.	471,300	8,238,324
First Horizon National Corp.*	674,219	7,942,305
Investors Real Estate Trust	674,800	6,052,956
Redwood Trust, Inc.	285,027	4,255,453
Wilmington Trust Corp.	881,000	3,823,540
First Marblehead Corp.*	1,117,473	2,424,916

Total Financials		197,034,216

Information Technology - 12.1%
Computer Sciences Corp.	839,890	41,658,545
Power-One, Inc.*,2	2,856,012	29,131,322
Maxwell Technologies, Inc.*,1	1,484,700	28,045,983
IXYS Corp.*,1	2,340,000	27,190,800
Symmetricom, Inc.*	1,908,270	13,529,634
Satyam Computer Services Ltd. ADR*	4,052,797	11,834,167
Euronet Worldwide, Inc.*	604,800	10,547,712
FEI Co.*	264,500	6,985,445
Ultratech, Inc.*	316,200	6,286,056

Total Information Technology		175,209,664

Energy - 12.0%
Global Industries Ltd.*	4,671,590	32,374,119
Valero Energy Corp.[2]	972,000	22,472,640
Plains Exploration & Production Co.*	686,740	22,071,823
Southern Union Co.	866,360	20,853,285
McDermott International, Inc.*,2	921,300	19,061,697
Gulfport Energy Corp.*	808,947	17,513,703
USEC, Inc.*	2,613,730	15,734,655
Goodrich Petroleum Corp.*	729,069	12,860,777
Petrohawk Energy Corp.*	609,300	11,119,725

Total Energy		174,062,424

Consumer Discretionary - 10.4%
Cabela’s, Inc.*	1,529,693	33,270,823
Chico’s FAS, Inc.	1,947,100	23,423,613
Penn National Gaming, Inc.*	483,700	17,002,055
Brown Shoe Company, Inc.	1,164,930	16,227,475
Maidenform Brands, Inc.*	655,900	15,590,743
Leggett & Platt, Inc.[2]	539,800	12,285,848
Jack in the Box, Inc.*	433,000	9,149,290
Fortune Brands, Inc.	121,500	7,320,375
Scholastic Corp.	229,400	6,776,476
Smith & Wesson Holding Corp.*	1,766,930	6,608,318
Fred’s, Inc. — Class A	242,534	3,337,268

Total Consumer Discretionary		150,992,284

Utilities - 9.1%
Westar Energy, Inc.	739,800	18,613,367
Great Plains Energy, Inc.	953,117	18,480,939
NorthWestern Corp.	608,100	17,531,523
Atmos Energy Corp.	508,000	15,849,600
Allete, Inc.	424,757	15,826,446
American Water Works Company, Inc.	527,740	13,346,545
UGI Corp.	386,242	12,197,522
Black Hills Corp.	397,000	11,910,000
Pepco Holdings, Inc.	408,400	7,453,300

Total Utilities		131,209,242

Consumer Staples - 6.5%
JM Smucker Co.	395,300	25,951,445
Hormel Foods Corp.[2]	483,940	24,806,764
Ralcorp Holdings, Inc.*	333,300	21,667,833
Del Monte Foods Co.	663,471	12,473,255
Bunge Ltd.	130,700	8,563,464

Total Consumer Staples		93,462,761

Materials - 6.3%
Bemis Company, Inc.	1,035,180	33,808,979
Louisiana-Pacific Corp.*	2,079,300	19,670,178
Sonoco Products Co.	517,200	17,414,124
HB Fuller Co.	451,074	9,256,038
Zoltek Companies, Inc.*	519,596	6,001,334
Landec Corp.*	911,716	5,452,062

Total Materials		91,602,715

Health Care - 4.6%
Mednax, Inc.*,2	347,641	23,392,763
RehabCare Group, Inc.*	688,400	16,315,080
Hologic, Inc.*	737,801	13,885,415
Forest Laboratories, Inc.*	390,780	12,497,144

Total Health Care		66,090,402

Total Common Stocks (Cost $1,079,605,655)		1,342,741,480

Schedule of Investments
December 31, 2010 (Unaudited)	Mid Cap Value Fund

	Shares	Value

CONVERTIBLE PREFERRED STOCK†† - 0.0%
Thermoenergy Corp. *,3,4	858,334	$651,647

Total Convertible Preferred Stock (Cost $819,654)		651,647

WARRANT†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30, 07/31/15[3]	13,733,344	909,147

Energy - 0.0%
Nova Biosource Fuels, Inc.[3] $2.40, 07/05/11	677,450	339

Total Warrant (Cost $1,940,120)		909,486

EXCHANGE TRADED FUNDS† - 1.7%
iShares Russell Midcap Value Index Fund	300,000	13,503,000
iShares Russell 2000 Value Index Fund	160,860	11,435,537

Total Exchange Traded Funds (Cost $19,887,647)		24,938,537

	Face
	Amount	Value

CONVERTIBLE BOND†† - 0.8%
Energy - 0.8%
USEC, Inc. 3.00% due 10/01/14	$13,600,000	$12,240,000

Total Convertible Bond (Cost $12,376,716)		12,240,000

REPURCHASE AGREEMENT††,4 - 4.7%
UMB Financial Corp. issued 12/31/10 at 0.09% due 01/03/11	67,697,000	67,697,000

Total Repurchase Agreement (Cost $67,697,000)		67,697,000

Total Long Investments - 100.1% (Cost $1,182,326,792)		$1,449,178,150

	Contracts	Value

OPTIONS WRITTEN† - (0.2)%
Call Options on:
Mednax, Inc. Expiring February 2011 with strike price of $70.00	1,085	$(97,650)
Power-One, Inc. Expiring April 2011 with strike price of $13.00	3,782	(189,100)
Leggett & Platt, Inc. Expiring March 2011 with strike price of $22.50	3,175	(349,250)
Mcdermott International, Inc. Expiring January 2011 with strike price of $18.00	2,238	(570,690)
Valero Energy Corp. Expiring January 2011 with strike price of $17.50	4,000	(2,320,000)

Total Call Options		(3,526,690)

Put Options on:
Brinker International, Inc. Expiring January 2011 with strike price of $17.50	1,453	(14,530)
Plains Exploration & Production Co. Expiring January 2011 with strike price of $30.00	1,303	(36,484)

Total Put Options		(51,014)

Total Options Written (Premiums received $1,874,666)		(3,577,704)

Cash & Other Assets, Less Liabilities - 0.1%		1,566,713

Total Net Assets - 100.0%		$1,447,167,159

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Affiliated security — See Note 1.

2	All or a portion of this security is pledged as collateral for open written option contracts at December 31, 2010.

3	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $1,561,133 (cost $2,759,774), or 0.11% of total net assets.

4	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

5	Repurchase Agreement — See Note 4.

ADR	American Depositary Receipt

Schedule of Investments
December 31, 2010 (Unaudited)	Mid Cap Value Institutional Fund

	Shares	Value

COMMON STOCKS† - 88.0%
Industrials - 17.3%
GeoEye, Inc.*	312,700	$13,255,353
Covanta Holding Corp.	628,470	10,803,399
Quanta Services, Inc.*	415,200	8,270,785
General Cable Corp.*	233,400	8,190,006
Insituform Technologies, Inc. — Class A*	306,400	8,122,664
Orbital Sciences Corp.*	392,888	6,730,171
Navigant Consulting, Inc.*	684,870	6,300,804
Administaff, Inc.	204,581	5,994,223
FTI Consulting, Inc.*	153,000	5,703,840
URS Corp.*	121,700	5,063,937
Babcock & Wilcox Co.*	171,600	4,391,244
Force Protection, Inc.*	772,103	4,254,288
ICF International, Inc.*	154,910	3,984,285
Trex Company, Inc.*	151,200	3,622,752
Saia, Inc.*	214,470	3,558,057
United Stationers, Inc.*	35,278	2,251,089
UQM Technologies, Inc.*	91,078	208,569

Total Industrials		100,705,466

Financials - 13.2%
Hanover Insurance Group, Inc.	249,100	11,637,952
W.R. Berkley Corp.	363,010	9,939,214
American Financial Group, Inc.[1]	247,200	7,982,088
Reinsurance Group of America, Inc. — Class A	128,352	6,893,786
Alleghany Corp.*	21,175	6,487,385
Associated Banc-Corp.	407,692	6,176,534
Fifth Street Finance Corp.	502,507	6,100,435
Old National Bancorp	393,845	4,682,817
Lexington Realty Trust	476,000	3,784,200
Employers Holdings, Inc.	193,100	3,375,388
First Horizon National Corp.*	267,755	3,154,158
Investors Real Estate Trust	245,000	2,197,650
Redwood Trust, Inc.	124,100	1,852,813
Wilmington Trust Corp.	350,000	1,519,000
First Marblehead Corp.*	352,384	764,673
Bimini Capital Management, Inc. — Class A	473,362	369,696

Total Financials		76,917,789

Energy - 11.8%
Global Industries Ltd.*	1,831,039	12,689,100
Plains Exploration & Production Co.*	273,230	8,781,612
Southern Union Co.	342,700	8,248,789
Valero Energy Corp.[1]	347,000	8,022,640
USEC, Inc.*	1,234,000	7,428,680
Gulfport Energy Corp.*	327,172	7,083,274
McDermott International, Inc.*,1	338,200	6,997,358
Goodrich Petroleum Corp.*	283,410	4,999,352
Petrohawk Energy Corp.*	244,870	4,468,878

Total Energy		68,719,683

Information Technology - 11.4%
Computer Sciences Corp.	325,040	16,121,985
IXYS Corp.*	940,379	10,927,204
Maxwell Technologies, Inc.*	576,755	10,894,902
Power-One, Inc.*,1	1,063,372	10,846,394
Satyam Computer Services Ltd. ADR*	1,619,372	4,728,566
Symmetricom, Inc.*	630,300	4,468,827
Euronet Worldwide, Inc.*	222,800	3,885,632
FEI Co.*	86,400	2,281,824
Ultratech, Inc.*	104,900	2,085,412

Total Information Technology		66,240,746

Consumer Discretionary - 10.0%
Cabela’s, Inc.*	637,301	13,861,297
Chico’s FAS, Inc.	754,570	9,077,477
Penn National Gaming, Inc.*	190,800	6,706,620
Brown Shoe Company, Inc.	462,570	6,443,600
Maidenform Brands, Inc.*	229,717	5,460,373
Leggett & Platt, Inc.[1]	185,200	4,215,152
Jack in the Box, Inc.*	162,700	3,437,851
Smith & Wesson Holding Corp.*	703,210	2,630,005
Fortune Brands, Inc.	42,000	2,530,500
Scholastic Corp.	84,931	2,508,862
Fred’s, Inc. — Class A	89,226	1,227,750
HydroGen Corp.*,2	1,265,700	27,845

Total Consumer Discretionary		58,127,332

Utilities - 8.2%
Great Plains Energy, Inc.	352,735	6,839,531
Westar Energy, Inc.	266,100	6,695,076
NorthWestern Corp.	220,800	6,365,664
Allete, Inc.	157,854	5,881,640
American Water Works Company, Inc.	204,240	5,165,230
Atmos Energy Corp.	161,800	5,048,160
UGI Corp.	143,457	4,530,372
Black Hills Corp.	147,000	4,410,000
Pepco Holdings, Inc.	135,500	2,472,875

Total Utilities		47,408,548

Materials - 6.0%
Bemis Company, Inc.	396,680	12,955,569
Louisiana-Pacific Corp.*	830,700	7,858,422
Sonoco Products Co.	174,500	5,875,415
HB Fuller Co.	176,566	3,623,134
Zoltek Companies, Inc.*	209,214	2,416,422
Landec Corp.*	328,600	1,965,028

Total Materials		34,693,990

Consumer Staples - 5.9%
Hormel Foods Corp.[1]	187,290	9,600,485
JM Smucker Co.	134,500	8,829,925
Ralcorp Holdings, Inc.*	132,400	8,607,324
Del Monte Foods Co.	218,925	4,115,790
Bunge Ltd.	48,000	3,144,960

Total Consumer Staples		34,298,484

Health Care - 4.2%
Mednax, Inc.*,1	114,013	7,671,935
RehabCare Group, Inc.*	274,900	6,515,130
Hologic, Inc.*	279,882	5,267,379
Forest Laboratories, Inc.*	151,230	4,836,335

Total Health Care		24,290,779

Total Common Stocks (Cost $413,978,033)		511,402,817

Schedule of Investments
December 31, 2010 (Unaudited)	Mid Cap Value Institutional Fund

	Shares	Value

CONVERTIBLE PREFERRED STOCK†† - 0.1%
Thermoenergy Corp. *,3,4	793,750	$602,615

Total Convertible Preferred Stock (Cost $757,980)		602,615

WARRANT†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp. $0.30, 07/31/15[3]	12,700,000	840,740

Total Warrant (Cost $1,147,020)		840,740

EXCHANGE TRADED FUNDS† - 6.1%
iShares Russell Midcap Value Index Fund	325,570	14,653,906
iShares Russell 2000 Value Index Fund	164,300	11,680,087
iShares S&P MidCap 400 Value Index Fund	115,000	9,137,900

Total Exchange Traded Funds (Cost $29,778,977)		35,471,893

	Face
	Amount	Value

CONVERTIBLE BOND†† - 0.9%
Energy - 0.9%
USEC, Inc. 3.00% due 10/01/14	$5,500,000	$4,950,000

Total Convertible Bond (Cost $4,323,671)		4,950,000

REPURCHASE AGREEMENT††,4 - 5.2%
UMB Financial Corp. issued 12/31/10 at 0.09% due 01/03/11	29,999,000	29,999,000

Total Repurchase Agreement (Cost $29,999,000)		29,999,000

Total Long Investments - 100.4% (Cost $479,984,681)		$583,267,065

	Contracts	Value

OPTIONS WRITTEN† - (0.2)%
Call Options on:
Mednax, Inc. Expiring February 2011 with strike price of $70.00	440	$(39,600)
Power-One, Inc. Expiring April 2011 with strike price of $13.00	1,547	(77,350)
Leggett & Platt, Inc. Expiring March 2011 with strike price of $22.50	1,270	(139,700)
Mcdermott International, Inc. Expiring January 2011 with strike price of $18.00	919	(234,345)
Valero Energy Corp. Expiring January 2011 with strike price of $17.50	1,400	(812,000)

Total Call Options		(1,302,995)

Put Options on:
Brinker International, Inc. Expiring January 2011 with strike price of $17.50	564	(5,640)
Plains Exploration & Production Co. Expiring January 2011 with strike price of $30.00	522	(14,616)

Total Put Options		(20,256)

Total Options Written (Premiums received $726,136)		(1,323,251)

Liabilities, Less Cash & Other Assets — (0.2)%		(1,014,807)

Total Net Assets - 100.0%		$580,929,007

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written option contracts at December 31, 2010.

2	Affiliated security — See Note 1.

3	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $1,443,355 (cost $1,905,000), or 0.25% of total net assets.

4	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

5	Repurchase Agreement — See Note 4.

ADR	American Depositary Receipt

Schedule of Investments
December 31, 2010 (Unaudited)	Small Cap Growth Fund

	Shares	Value

COMMON STOCKS† - 94.6%
Information Technology - 21.9%
Solera Holdings, Inc.	6,530	$335,119
Nuance Communications, Inc.*	18,045	328,058
Alliance Data Systems Corp.*	4,425	314,308
InterDigital, Inc.	7,540	313,965
Smith Micro Software, Inc.*	18,260	287,412
SolarWinds, Inc.*	13,810	265,843
SYNNEX Corp.*	7,130	222,456
SMART Modular Technologies WWH, Inc.*	36,200	208,512
GSI Commerce, Inc.*	8,210	190,472
Acme Packet, Inc.*	3,550	188,718
Informatica Corp.*	4,040	177,881
Rofin-Sinar Technologies, Inc.*	4,710	166,922
Riverbed Technology, Inc.*	4,600	161,782
Veeco Instruments, Inc.*	3,710	159,382
FLIR Systems, Inc.*	5,250	156,188
Cadence Design Systems, Inc.*	18,900	156,114
VanceInfo Technologies, Inc. ADR*	2,900	100,166
Nanometrics, Inc.*	5,370	68,897

Total Information Technology		3,802,195

Consumer Discretionary - 18.7%
Jarden Corp.	9,865	304,533
Lennar Corp. — Class A	14,300	268,125
Lamar Advertising Co. — Class A*	6,640	264,538
Gaylord Entertainment Co.*	7,090	254,815
Harman International Industries, Inc.*	5,020	232,426
Penn National Gaming, Inc.*	6,525	229,353
Gentex Corp.	7,160	211,650
Tempur-Pedic International, Inc.*	5,250	210,315
Vail Resorts, Inc.*	3,415	177,716
WMS Industries, Inc.*	3,625	163,995
Life Time Fitness, Inc.*	3,750	153,712
Hanesbrands, Inc.*	5,490	139,446
Monro Muffler Brake, Inc.	3,735	129,194
Oxford Industries, Inc.	4,620	118,318
Select Comfort Corp.*	12,900	117,777
McCormick & Schmick’s Seafood Restaurants, Inc.*	10,090	91,718
AnnTaylor Stores Corp.*	3,100	84,909
Jos A. Bank Clothiers, Inc.*	2,000	80,640

Total Consumer Discretionary		3,233,180

Industrials - 16.7%
WABCO Holdings, Inc.*	5,500	335,114
BE Aerospace, Inc.*	8,390	310,682
Navistar International Corp.*	4,900	283,759
IDEX Corp.	7,160	280,100
Regal-Beloit Corp.	3,740	249,682
Pentair, Inc.	6,520	238,045
Roper Industries, Inc.	2,800	214,004
Kansas City Southern*	3,665	175,407
Wabtec Corp.	3,150	166,604
Pall Corp.	3,240	160,639
Aecom Technology Corp.*	5,560	155,513
Towers Watson & Co. — Class A	2,620	136,397
Interface, Inc. — Class A	8,620	134,903
ICF International, Inc.*	1,790	46,039

Total Industrials		2,886,888

Health Care - 16.2%
Health Management Associates, Inc. — Class A*	28,020	267,311
Endo Pharmaceuticals Holdings, Inc.*	6,690	238,900
Hill-Rom Holdings, Inc.	5,780	227,558
Perrigo Co.	3,180	201,389
Integra LifeSciences Holdings Corp.*	4,230	200,079
Mednax, Inc.*	2,970	199,851
Natus Medical, Inc.*	10,950	155,271
Parexel International Corp.*	7,270	154,342
Haemonetics Corp.*	2,155	136,153
BioMarin Pharmaceutical, Inc.*	5,000	134,650
Hologic, Inc.*	7,000	131,740
Teleflex, Inc.	2,350	126,454
Wright Medical Group, Inc.*	8,050	125,017
American Medical Systems Holdings, Inc.*	5,900	111,274
Halozyme Therapeutics, Inc.*	11,660	92,347
Obagi Medical Products, Inc.*	6,420	74,151
Human Genome Sciences, Inc.*	2,630	62,831
CardioNet, Inc.*	12,550	58,734
Angiodynamics, Inc.*	3,660	56,254
Momenta Pharmaceuticals, Inc.*	3,300	49,401

Total Health Care		2,803,707

Energy - 5.6%
Alpha Natural Resources, Inc.*	5,290	317,559
Oil States International, Inc.*	4,630	296,737
Superior Energy Services, Inc.*	6,190	216,588
Bill Barrett Corp.*	3,370	138,608

Total Energy		969,492

Materials - 5.3%
Solutia, Inc.*	12,000	276,960
Kaiser Aluminum Corp.	3,590	179,823
CF Industries Holdings, Inc.	1,300	175,695
Silgan Holdings, Inc.	4,490	160,787
Cliffs Natural Resources, Inc.	1,600	124,816

Total Materials		918,081

Financials - 4.8%
HCC Insurance Holdings, Inc.	8,280	239,623
Stifel Financial Corp.*	3,670	227,687
Commerce Bancshares, Inc.	5,061	201,074
Discover Financial Services	8,300	153,799

Total Financials		822,183

Consumer Staples - 2.4%
Diamond Foods, Inc.	4,690	249,414
TreeHouse Foods, Inc.*	3,140	160,423

Total Consumer Staples		409,837

Utilities - 1.8%
ITC Holdings Corp.	2,540	157,429
NorthWestern Corp.	5,050	145,592

Total Utilities		303,021

Telecommunication Services - 1.2%
SBA Communications Corp. — Class A*	5,000	204,700

Total Common Stocks (Cost $11,821,755)		16,353,284

Schedule of Investments
December 31, 2010 (Unaudited)	Small Cap Growth Fund

	Shares	Value

EXCHANGE TRADED FUND† - 3.4%
iShares Russell 2000 Growth Index Fund	6,750	$590,085

Total Exchange Traded Fund (Cost $585,091)		590,085

Total Investments - 98.0% (Cost $12,406,846)		$16,943,369
Cash & Other Assets, Less Liabilities - 2.0%		349,743

Total Net Assets - 100.0%		$17,293,112

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments
December 31, 2010 (Unaudited)	Small Cap Value Fund

	Shares	Value

COMMON STOCKS† - 94.3%
Industrials - 20.2%
GeoEye, Inc.*	6,690	$283,588
Force Protection, Inc.*	33,560	184,916
Insituform Technologies, Inc. — Class A*	6,840	181,329
ICF International, Inc.*	6,240	160,493
General Cable Corp.*	3,900	136,851
Saia, Inc.*	8,090	134,214
Orbital Sciences Corp.*	7,746	132,689
LaBarge, Inc.*	7,470	117,354
Flow International Corp.*	27,662	113,138
Trex Company, Inc.*	4,410	105,663
Navigant Consulting, Inc.*	10,820	99,544
FTI Consulting, Inc.*	2,460	91,709
Celadon Group, Inc.*	6,112	90,396
Ceradyne, Inc.*	1,800	56,754
Administaff, Inc.	1,620	47,466
Great Lakes Dredge & Dock Corp.	6,030	44,441
United Stationers, Inc.*	491	31,331
Apogee Enterprises, Inc.	1,561	21,027

Total Industrials		2,032,903

Information Technology - 17.0%
Maxwell Technologies, Inc.*	11,610	219,313
IXYS Corp.*	15,550	180,691
Power-One, Inc.*,1	17,513	178,633
Standard Microsystems Corp.*	5,493	158,363
Insight Enterprises, Inc.*	10,090	132,784
Methode Electronics, Inc.	9,574	124,175
Harmonic, Inc.*	14,170	121,437
Silicon Graphics International Corp.*	11,635	105,064
Global Cash Access Holdings, Inc.*	31,860	101,634
Satyam Computer Services Ltd. ADR*	33,758	98,573
Symmetricom, Inc.*	12,540	88,909
Perficient, Inc.*	6,110	76,375
Euronet Worldwide, Inc.*	4,060	70,806
FEI Co.*	2,140	56,517

Total Information Technology		1,713,274

Financials - 14.7%
Hanover Insurance Group, Inc.	4,850	226,592
Horace Mann Educators Corp.	11,650	210,166
Fifth Street Finance Corp.	12,910	156,727
Associated Banc-Corp.	8,664	131,259
1st Source Corp.	6,420	129,940
Reinsurance Group of America, Inc. — Class A	2,150	115,477
Employers Holdings, Inc.	5,510	96,315
Old National Bancorp	7,499	89,162
Heritage Financial Corp.*	5,390	75,029
Lexington Realty Trust	8,370	66,542
Bancfirst Corp.	1,340	55,195
First Marblehead Corp.*	24,251	52,625
First Horizon National Corp.*	4,266	50,253
Redwood Trust, Inc.	2,430	36,280

Total Financials		1,491,562

Consumer Discretionary - 12.5%
Cabela’s, Inc.*	11,239	244,448
Chico’s FAS, Inc.	14,000	168,419
International Speedway Corp. — Class A	6,360	166,441
Smith & Wesson Holding Corp.*	37,140	138,904
Penn National Gaming, Inc.*	3,520	123,728
Maidenform Brands, Inc.*	5,050	120,039
MDC Partners, Inc. — Class A	6,300	108,801
Brown Shoe Company, Inc.	7,720	107,540
Scholastic Corp.	2,030	59,966
Fred’s, Inc. — Class A	1,900	26,144

Total Consumer Discretionary		1,264,430

Energy - 12.3%
Tesco Corp.*	15,940	253,127
Global Industries Ltd.*	32,972	228,496
Southern Union Co. [1]	8,410	202,429
USEC, Inc.*	22,520	135,570
Gulfport Energy Corp.*	5,965	129,142
Kodiak Oil & Gas Corp.*,1	17,290	114,114
Petroleum Development Corp.*	2,520	106,369
Goodrich Petroleum Corp.*	4,504	79,451

Total Energy		1,248,698

Materials - 8.8%
Louisiana-Pacific Corp.*	31,830	301,112
Myers Industries, Inc.	16,460	160,320
LSB Industries, Inc.*	5,450	132,217
Zoltek Companies, Inc.*	11,440	132,132
Landec Corp.*	21,070	125,999
HB Fuller Co.	1,970	40,424

Total Materials		892,204

Consumer Staples - 5.5%
Elizabeth Arden, Inc.*	9,220	212,152
Orchids Paper Products Co.*	7,864	96,255
Smart Balance, Inc.*	21,240	91,969
Winn-Dixie Stores, Inc.*	11,870	85,108
Spartan Stores, Inc.	4,170	70,682

Total Consumer Staples		556,166

Health Care - 3.3%
ICU Medical, Inc.*	3,500	127,750
Mednax, Inc.*,1	1,660	111,701
RehabCare Group, Inc.*	4,160	98,592

Total Health Care		338,043

Total Common Stocks (Cost $8,144,043)		9,537,280

CONVERTIBLE PREFERRED STOCK†† - 0.0%
Thermoenergy Corp. *,2,3	6,250	4,745

Total Convertible Preferred Stock (Cost $5,968)		4,745

WARRANT†† - 0.1%
Industrials - 0.1%
Thermoenergy Corp.
$0.30, 07/31/15[2]	100,000	6,620

Total Warrant (Cost $9,032)		6,620

Schedule of Investments
December 31, 2010 (Unaudited)	Small Cap Value Fund

	Shares	Value

EXCHANGE TRADED FUND† - 1.0%
iShares Russell 2000 Value Index Fund	1,400	$99,526

Total Exchange Traded Fund (Cost $100,352)		99,526

Total Long Investments - 95.4% (Cost $8,259,395)		$9,648,171

	Contracts	Value

OPTIONS WRITTEN† - (0.1)%
Call Options on:
Mednax, Inc. Expiring February 2011 with strike price of $70.00	6	(540)
Power-One, Inc. Expiring April 2011 with strike price of $13.00	26	(1,300)
Kodiak Oil & Gas Corp. Expiring June 2011 with strike price of $7.50	76	(6,460)

Total Call Options		(8,300)

Put Options on:
Brinker International, Inc. Expiring January 2011 with strike price of $17.50	9	(90)

Total Put Options		(90)

Total Options Written (Premiums received $10,433)		(8,390)

Cash & Other Assets, Less Liabilities - 4.7%		480,307

Total Net Assets - 100.0%		$10,120,088

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written option contracts at December 31, 2010.

2	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $11,365 (cost $15,000), or 0.11% of total net assets.

3	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR	American Depositary Receipt

NOTES TO FINANCIAL STATEMENTS
1. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC., result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended December 31, 2010 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	9/30/2010	Additions	Reductions	12/31/2010	12/31/2010	Income

Mid Cap Value Fund	Common Stock:
	IXYS Corp.	$22,347,000	—	181,902	$27,190,800	2,340,000	—
	Maxwell Technologies, Inc.	21,691,467	—	—	28,045,983	1,484,700	—
	Thermoenergy Corp.	810,552		—	702,478	2,701,839	—

	Total	44,849,019	—	181,902	55,939,261	6,526,539	—

Mid Cap Value Institutional Fund	Common Stock:
	Hydrogen Corp.	3,924	—	—	27,845	1,265,700	—
2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of December 31, 2010. These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities	Total

Assets
All Cap Value Fund	$3,127,282	$—	$—	$—	$3,127,282
Alpha Opportunity Fund	11,804,210	52,747	3,287,017	—	15,143,974
Large Cap Core Fund	197,704,234	—	6,445,000	—	204,149,234
Global Fund	95,168,422	—	4,519,633	—	99,688,055
Global Institutional Fund	4,128,334	—	156,475	—	4,284,809
Mid Cap Value fund	1,367,680,017	—	81,498,133	—	1,449,178,150
Mid Cap Value Institutional Fund	546,874,710	—	36,392,355	—	583,267,065
Large Cap Concentrated Growth Fund	41,101,898	—	—	—	41,101,898
Small Cap Growth Fund	16,943,369	—	—	—	16,943,369
Small Cap Value Fund	9,636,806	—	11,365	—	9,648,171

Liabilities
All Cap Value Fund	—	2,634	—	—	2,634
Alpha Opportunity Fund	60,362	—	—	7,341,377	7,401,739
Large Cap Core Fund	—	—	—	—	—
Global Fund	—	—	—	—	—
Global Institutional Fund	—	—	—	—	—
Mid Cap Value fund	—	3,577,704	—	—	3,577,704
Mid Cap Value Institutional Fund	—	1,323,251	—	—	1,323,251
Large Cap Concentrated Growth Fund	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—
Small Cap Value Fund	—	8,390	—	—	8,390

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective October 1, 2010. This update applies to the Fund’s disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
At the period ended December 31, 2010, there were no significant transfers between levels.
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2010:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377

Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	—

Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,341,377

4. Repurchase Agreements
     Information related to repurchase agreements as of December 31, 2010, were as follows:

				Repurchase		Range of	Collateral	Collateral
Fund	Counterparty	Terms of Agreement	Face Value	Price	Collateral Types	Collateral Rates	Maturity	Value
Alpha Opportunity Fund	State Street Brokerage Service	0.01% due 01/03/11	2,287,799	2,287,801	U.S. Treasury Notes	2.5% - 2.75%	4/30/2015 - 12/31/2017	2,342,613

Large Cap Core Fund	UMB Financial Corp.	0.09% due 01/03/11	6,445,000	6,445,048	Federal Home Loan Mortgage Corp.	2.13% - 4.75%	1/14/2013 - 1/18/2011	4,659,615
					Fannie Mae	2.50%	12/25/2018	1,915,528

								6,575,143
Mid Cap Value Fund	UMB Financial Corp.	0.09% due 01/03/11	67,697,000	67,697,508	Fannie Mae	4.00%	1/28/2013	69,051,815

Mid Cap Value Institutional Fund	UMB Financial Corp.	0.09% due 01/03/11	29,999,000	29,999,225	U.S. Treasury Note	1.38%	5/15/2012	12,424,418

					Federal Home Loan Mortgage Corp.	0.00%	4/15/2011	17,574,624

								29,999,042

5. Options Written
Information as to options written by the Funds during the year ended September 30, 2010, and options outstanding at December 31, 2010 is provided below:

	Number of	Premium
	Contracts	Amount

All Cap Value Fund Written Call Options
Balance at September 30, 2010	—	$—
Options written	55	5,071
Options terminated in closing purchase transactions	(41)	(3,813)
Options expired	—	—
Options exercised	—	—

Balance at December 31, 2010	14	$1,258

	Number of	Premium
	Contracts	Amount

All Cap Value Fund Written Put Options
Balance at September 30, 2010	8	$1,057
Options written	3	339
Options terminated in closing purchase transactions	—	—
Options expired	(5)	(523)
Options exercised	—	—

Balance at December 31, 2010	6	$873

	Number of	Premium
	Contracts	Amount

Mid Cap Value Fund Written Call Options
Balance at September 30, 2010	4,000	$520,297
Options written	10,280	948,502
Options terminated in closing purchase transactions
Options expired
Options exercised

Balance at December 31, 2010	14,280	$1,468,799

	Number of	Premium
	Contracts	Amount

Mid Cap Value Fund Written Put Options
Balance at September 30, 2010	8,745	$1,059,209
Options written	1,303	147,236
Options terminated in closing purchase transactions	—	—
Options expired	(7,292)	(800,579)
Options exercised	—	—

Balance at December 31, 2010	2,756	$405,866

	Number of	Premium
	Contracts	Amount

Mid Cap Value Institutional Fund Written Call Options
Balance at September 30, 2010	1,400	$182,101
Options written	4,176	384,659
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—

Balance at December 31, 2010	5,576	$566,760

	Number of	Premium
	Contracts	Amount

Mid Cap Value Institutional Fund Written Put Options
Balance at September 30, 2010	3,274	$397,441
Options written	522	58,985
Options terminated in closing purchase transactions	—	—
Options expired	(2,710)	(297,050)
Options exercised	—	—

Balance at December 31, 2010	1,086	$159,376

	Number of	Premium
	Contracts	Amount

Small Cap Value Fund Written Call Options
Balance at September 30, 2010	—	$—
Options written	108	8,831
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—

Balance at December 31, 2010	108	$8,831

	Number of	Premium
	Contracts	Amount

Small Cap Value Fund Written Put Options
Balance at September 30, 2010	17	$1,946
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(8)	(344)
Options exercised	—	—

Balance at December 31, 2010	9	$1,602

6. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ Richard M. Goldman

Richard M. Goldman, President

Date:	February 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman

Richard M. Goldman, President

Date:	February 28, 2011

By:	/s/ Nick Bonos

Nick Bonos, Treasurer

Date:	February 28, 2011